ORGANIZATION - Financial information of the consolidated VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Aug. 16, 2021 CNY (¥)	Aug. 16, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current assets:
Cash and cash equivalents	¥ 1,372,481		¥ 2,710,349	¥ 1,808,483	$ 215,372	¥ 3
Restricted cash	327,767		270,450	478,873	51,434
Prepaid expenses and other current assets	2,049,911		1,866,184		321,673
Amounts due from related parties	167,967		75,519		26,358
Total current assets	5,324,123		6,055,607		835,469
Non-current assets:
Property and equipment, net	10,092,419		8,106,425		1,583,721
Intangible assets, net	900,335		658,195	1,224,471	141,282			$ 1,552,460
Land use rights, net	337,235		255,373		52,920	36,013	$ 5,651
Operating lease right-of-use assets, net	2,869,338		1,325,526		450,262
Goodwill	1,339,657		994,993	989,530	210,221			$ 156,136
Restricted cash	8,225		135,638	69,821	1,291
Deferred tax assets, net	168,002		185,481		26,363
Amounts due from related parties			20,562
Other non-current assets	1,957,462		1,500,438		307,169	7,349	1,154
Long-term investments, net	98,243		135,517		15,416
Total non-current assets	17,770,916		13,318,148		2,788,645
Total assets	23,095,039		19,373,755		3,624,114
Current liabilities:
Short-term bank borrowings			34,000
Accounts payable and notes payable	493,506		289,387		77,442
Accrued expenses and other payables	2,298,089		1,631,563		360,620
Advance from customers	1,041,902		1,041,594		163,497
Deferred revenue	55,695		63,245		8,740
Income tax payable	43,770		29,028		6,868
Amounts due to related parties	8,772		51,007		1,377
Current portion of finance lease liabilities	244,032		403,843		38,294
Current portion of long-term borrowings	230,805		68,500		36,218
Current portion of deferred government grant	2,074		2,074		325
Current portion of operating lease liabilities	607,997		452,272		95,408
Total current liabilities	5,179,995		6,121,960		812,854
Non-current liabilities:
Amounts due to related parties-non current			747,746
Non-current portion of finance lease liabilities	1,119,751		688,128		175,713
Unrecognized tax benefits	77,573		68,696		12,173
Deferred tax liabilities	348,404		299,093		54,672	¥ 50,959	$ 7,997
Non-current portion of deferred government grant	2,294		4,100		360
Non-current portion of operating lease liabilities	2,284,055		645,499		358,418
Total non-current liabilities	10,314,043		6,354,315		1,618,498
Total liabilities	15,494,038		12,476,275		2,431,352
Net profit	515,101	$ 80,831	(2,680,259)	(181,246)
Net cash generated from operating activities	1,387,922	217,796	714,243	802,922
Net cash generated from (used in) investing activities	(3,772,613)	(592,007)	(3,889,174)	(1,611,983)
Net cash (used in) generated from financing activities	967,577	151,833	4,163,255	461,557
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	660,234		737,556		103,605
Restricted cash	317,199		260,450		49,775
Accounts receivable (net of allowance for doubtful debt of RMB66,416 and RMB67,632 (US$10,365) as of December 31, 2019 and 2020, respectively)	1,139,372		664,610		178,792
Prepaid expenses and other current assets	1,781,456		1,622,662		279,549
Amounts due from related parties	29,812		12,968		4,678
Total current assets	3,928,073		3,298,246		616,399
Non-current assets:
Property and equipment, net	6,754,511		5,170,878		1,059,930
Intangible assets, net	382,173		342,288		59,971
Land use rights, net	45,476		46,719		7,136
Operating lease right-of-use assets, net	2,666,182		1,134,073		418,382
Goodwill	308,110		308,110		48,349
Restricted cash	7,825		27,719		1,228
Deferred tax assets, net	136,903		168,181		21,483
Amounts due from related parties			20,562
Other non-current assets	612,198		435,144		96,067
Long-term investments, net	133,280		172,593		20,915
Total non-current assets	11,046,658		7,826,267		1,733,461
Total assets	14,974,731		11,124,513		2,349,860
Current liabilities:
Short-term bank borrowings	0		34,000
Accounts payable and notes payable	352,478		182,669		55,311
Accrued expenses and other payables	1,342,886		981,961		210,728
Advance from customers	1,041,902		1,041,594		163,497
Deferred revenue	49,055		58,066		7,698
Income tax payable	20,972		12,743		3,291
Amounts due to inter-companies	5,203,974		4,248,422		816,617
Amounts due to related parties	8,007		50,193		1,256
Current portion of finance lease liabilities	200,961		362,760		31,535
Current portion of long-term borrowings	350,609		165,328		55,018
Current portion of deferred government grant	2,074		2,074		325
Current portion of operating lease liabilities	579,391		427,114		90,919
Total current liabilities	9,152,309		7,566,924		1,436,195
Non-current liabilities:
Amounts due to inter-companies	1,020,972		1,020,972		160,213
Amounts due to related parties-non current	0		747,746
Long-term borrowings	1,480,709		570,135		232,356
Non-current portion of finance lease liabilities	704,255		299,399		110,513
Unrecognized tax benefits	77,192		68,317		12,113
Deferred tax liabilities	132,370		155,281		20,772
Non-current portion of deferred government grant	2,294		4,100		360
Non-current portion of operating lease liabilities	2,114,309		497,268		331,781
Total non-current liabilities	5,532,101		3,363,218		868,108
Total liabilities	14,684,410		10,930,142		$ 2,304,303
Revenues	5,145,110	807,380	3,885,141	2,858,176
Net profit	92,594	14,530	73,748	111,592
Net cash generated from operating activities	866,712	136,006	748,418	495,308
Net cash generated from (used in) investing activities	(2,695,707)	(423,015)	(1,943,358)	(1,247,764)
Net cash (used in) generated from financing activities	1,788,528	280,659	1,302,082	885,286
Net increase in cash and cash equivalents and restricted cash	¥ (40,467)	$ (6,350)	¥ 107,142	¥ 132,830